Expenses - Schedule of detailed information about expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finance costs:
Interest expense and fees	$ 1,379	$ 922
Interest on lease liabilities	84	59
Accretion	183	147
Loss allowance for trade receivables	(58)	7
Finance costs	1,588	1,135
Operating costs:
Direct mine and production costs	94,521	75,126
Conversion costs	8,070	9,252
Product acquisition costs	24,426	9,666
Royalties	10,371	8,867
Distribution costs	9,169	5,302
Inventory write-down	2,304	3,210
Depreciation and amortization	20,882	21,537
Iron ore costs	659	50
Insurance proceeds	(683)	0
Operating costs	169,719	133,010
Other general and administrative expenses:
Shareholder and regulatory	241	358
Travel	1,055	590
Donations	358	1,005
Occupancy	553	459
Information technology	1,025	1,076
Depreciation and amortization	2,396	974
Provisions	5,107	0
Office and other	3,584	1,942
Other general and administrative expenses	14,319	6,404
Employee compensation amounts included in the consolidated statements of income (loss):
Compensation	12,039	8,218
Share-based payments	2,372	3,135
Employee compensation	$ 14,411	$ 11,353